Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
NOTE 1 DESCRIPTION OF THE PLAN

The following description of the UBS 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the provisions of the Plan and detailed definitions of various Plan terms.
General
UBS AG (the Company) is the Plan sponsor for the Plan. The Plan, a defined-contribution plan, provides retirement benefits to eligible employees of the Company’s United States operations including eligible employees of UBS Americas Holdings LLC and subsidiaries of UBS Americas Holdings LLC. Subject to certain exceptions, all full- and part-time employees on the Company’s U.S. payroll platform are eligible to participate in the Plan upon completion of one hour of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
The Company’s Plan is administered by the Plan Administrator (Employee Benefits Committee of UBS AG). Northern Trust Company (the Trustee) is the Plan’s trustee. Alight (formerly Aon Hewitt) is the Plan’s record-keeper and Mercer serves as the Plan’s investment advisor.
For a summary of investment options in the Plan, refer to Note 3.
Plan Amendments
The Plan, as restated for January 1, 2020, and amended, as executed and adopted on December 28, 2021, October 22, 2024, and, most recently, December 4th, 2025, to reflect a change in the collection of plan expenses.
Administrative Expenses
The reasonable expenses incident to the operation of the Plan, including the compensation of the Trustee, attorneys, fiduciaries, and such other technical and clerical assistance as may be required, shall be paid from the Trust Fund in accordance with applicable law; provided, however, that the Company, in its discretion, may elect to pay all or part of such expenses. To the extent any such reasonable expenses are paid from the Trust Fund and not otherwise paid from the forfeiture suspense account or other account from which reasonable expenses may be paid (in each case, paid as determined by the Plan Administrator in its sole discretion), they shall be allocated to the Accounts of Participants pro rata. User fees attributable to investments made through the self-directed mutual fund window shall be charged and allocated to the Accounts of the Participant using that feature, including both active and former Employees.
Participant Contributions
A participant’s contributions can consist of “pre-tax contributions,” which reduce the participant’s taxable compensation and “after-tax contributions/401(k) Roth contributions,” which do not reduce a participant’s taxable compensation, and “rollovers,” which are transfers from other tax-qualified retirement plans.
Plan participants may elect to contribute to the Plan on a pre-tax, after-tax, and/or Roth basis, an amount ranging from 1% to 85% of their eligible compensation, including from 1% to 85% of their discretionary annual incentive bonus, subject to the maximum allowable contribution limit established by the Code. The maximum allowable combined pre-tax and Roth 401(k) contributions was $23,500. The maximum allowable combined pre-tax and Roth 401(k) contributions for participants who attained age 50-59, or 64+ on or before December 31, 2025 was $31,000. The maximum allowable combined pre-tax and Roth 401(k) contributions for participants who attained age 60-63, on or before December 31, 2025 was $34,750. These limits are subject to change in future years to be consistent with IRS limitations. There are also maximum allowable limits for after-tax contributions, being $23,500 for non-highly compensated participants and $18,500 for highly compensated employees.
Subject to certain limitations, the Company contributes an amount (the Company Match) up to 100% of the first 6% of each participant’s eligible annual compensation which the participant contributes to the Plan for Plan years starting in 2017. The Plan had a $3,000 annual maximum limit for 2017 and $4,500 for 2018, $5,850 for 2019 and $8,000 for 2020 and thereafter. There is a three-year cliff vesting requirement and an end of year employment requirement on the Company Match.

Company Contributions
The Company uses
pre-tax,
Roth 401(k), and
a
f
ter-tax
contributions in determining the amount of the Company’s matching contri bu
tion for each participant. For Plan years beginning in 2017, the Company Match was calculated by multiplying each participant’s pre-tax,
Roth 401(k) and
after-tax
contributions (up to 6% of eligible compensation) by 100% and is limited to $3,000 on an annual basis. Company Match contributions are contributed on a payroll basis based on the participants contributions and year to date annual eligible retirement earnings. For 2018, the annual Company Match was limited to $4,500, for 2019 the annual Company Match is $5,850 and for 2020 and thereafter the annual Company Match is $8,000.
Company Match contributions and earnings are invested according to the participant’s investment elections in effect for Company contributions, which can be different or similar to their pre-tax,
Roth 401(k), and
after-tax
contribution elections.
The Company also provides a Retirement Contribution (basic profit-sharing contribution) equal to a percentage of the participant’s eligible compensation based on the participant’s years of service with the Company as of the beginning of the plan year and their eligible compensation up to the annual IRC compensation limit ($350,000 for 2025). The Plan has a three-year cliff vesting requirement and an end of year employment requirement on the Company contribution.
The Qualified Deferred Payment (QDP) feature is a supplemental profit-sharing contribution provided to participants who satisfy certain eligibility requirements. The contribution amount is based on a participant’s age at the beginning of the plan year. QDP contributions and earnings are invested according to the participant’s investment elections in effect for Company contributions, which can be different or similar to their pre-tax,
Roth 401(k), and
after-tax
contribution elections.
If a participant has not selected his or her investment elections, the Company Contributions are invested in the age-appropriate
Vanguard Target Date Retirement Fund, the default investment option. The determination of the Target Date Fund is based on the participant’s year of birth.
Participant Accounts
Under the Plan, each participant has two accounts—an employee account (Em pl
oyee Account) and a company account (Com
p
any Account). The Company Account is funded; per payroll for the Company Match, annually for the Company Retirement Contribution and, per specific payrolls for the QDP. The participant can change their investment elections for Company Contributions (Company Match, Company Retirement Contribution, and QDP) as well as their own contributions
(pre-tax,
401(k) Roth and
After-tax)
at any time. In addition, they can make different investment elections for their Company Contributions, before-tax
contributions, Roth 401(k) contributions and
after-tax
contributions.
The participant’s Employee Account reflects any contributions made by the participant (such as before-tax
contributions, Roth 401(k) and
after-tax
contributions), in addition to income, gains, losses, withdrawals, distributions, loans, and expenses attributable to these contributions.
The participant’s Company Account reflects his/her share of the Company’s contributions from the Company match, the Company retirement contribution, and the QDP for each plan year and the income, gains, losses, withdrawals, distributions, and expenses attributable to these Company contributions.
Vesting
Participants are fully vested in their Employee Account. A participant becomes fully vested in his or her Company Account after three years of service, or, while in service as an employee and either attaining age 65, attaining age 55 with 10 years of service, becoming totally and permanently disabled, or upon death.
Forfeited Accounts
Forfeited balances of terminated participants’ unvested Company Accounts contributions are used to reduce the Company’s total contributions to the Plan. For the years ended December 31, 2025, and 2024 total forfeitures of $15,149,695 and $11,788,343 respectively were used to reduce the Company contributions. The remaining balances in the forfeiture account as of December 31, 2025, and December 31, 2024, were $1,998,904. and $2,173,590 respectively.

NOTE 1 DESCRIPTION OF THE PLAN
(continued)

Payment of Benefits
Upon the termination of employment for any reason, including death, a participant or his or her beneficiary may receive a distribution of the entire vested account balance, which is generally a lump-sum
cash payment. However, if any portion of such participant’s account is invested in the UBS Stock Fund, then the participant may elect to receive such portion in UBS shares. If the account balance is greater than $1,000, the participant may elect to defer the lump-sum distribution until a date not to extend beyond April 1 of the year following the year that the participant attains age 70 1/2. Note, age has changed to 72 for 2020 and 73 if reaching the age of 72 after December 31, 2022.
A participant may elect to withdraw all or part of their account balance after attaining age 59 1/2, as provided by the Plan.
After-tax
contributions, including any income and loss thereon, may be withdrawn by participants at any time in accordance with the Plan’s provisions. Withdrawals of pre-tax
contributions, Roth 401(k), or vested Company contributions are permitted, subject to certain limitations as set forth in the Code. All withdrawals or a portion thereof are subject to taxation as set forth in the Code.
Notes Receivable from Participants
Notes receivable from participants represents participant loans which are permitted under certain conditions provided for by the Plan. Participants can borrow up to the lesser of 50% of their vested account balance or $50,000. The $50,000 limit is reduced by the excess of the participant’s highest outstanding loan balance from his or her account during the 12-month period before the loan is made (even if repaid) over the participant’s outstanding loan balance on the date the loan is made.
The loan repayment shall not exceed a five-year period, except for loans related to the purchase of a primary residence. These loans shall not exceed 25 years.
The interest rates on the loans range from 5.25 to 10.50%. All loans, including interest, are to be repaid in level amounts through payroll deductions to be no less frequent than quarterly over the life of the loan.
Plan Termination
The Company has not expressed any intent to terminate the Plan, although it reserves the right to terminate the Plan at any time, subject to the provisions of ERISA. In the event the Plan is wholly or partially terminated, or upon the complete discontinuance of contributions under the Plan by any entity of the Company, each participant affected shall become fully vested in his/her Company Account. Any unallocated assets of the Plan then held by the Trustee shall be allocated among the appropriate Company Accounts and Employee Accounts of the participants and will be distributed in a manner determined by the Company.